HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 2.3%
8,000	RTX Corporation	$ 1,467,200

	BANKING - 14.8%
38,000	Bank of America Corporation	2,090,000
23,000	Citigroup, Inc.	2,683,870
6,500	JPMorgan Chase & Company	2,094,430
25,000	Wells Fargo & Company	2,330,000
		9,198,300
	BIOTECH & PHARMA - 6.8%
8,000	AbbVie, Inc.	1,827,920
1,250	Eli Lilly & Company	1,343,350
10,000	Merck & Company, Inc.	1,052,600
		4,223,870
	DIVERSIFIED INDUSTRIALS - 2.6%
10,000	3M Company	1,601,000

	E-COMMERCE DISCRETIONARY - 3.3%
9,000	Amazon.com, Inc.(a)	2,077,380

	ELECTRIC UTILITIES - 2.6%
10,000	Vistra Corporation	1,613,300

	HEALTH CARE FACILITIES & SERVICES - 2.6%
5,000	UnitedHealth Group, Inc.	1,650,550

	HOME & OFFICE PRODUCTS - 2.9%
25,000	Whirlpool Corporation	1,803,500

	INSTITUTIONAL FINANCIAL SERVICES - 7.6%
2,750	Goldman Sachs Group, Inc. (The)	2,417,250

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 7.6% (Continued)
13,000	Morgan Stanley	$ 2,307,890
		4,725,140
	INSURANCE - 1.8%
2,250	Berkshire Hathaway, Inc., Class B(a)	1,130,962

	INTERNET MEDIA & SERVICES - 3.2%
3,000	Meta Platforms, Inc., Class A	1,980,270

	OIL & GAS PRODUCERS - 2.4%
20,000	ONEOK, Inc.	1,470,000

	RETAIL - CONSUMER STAPLES - 7.9%
2,250	Costco Wholesale Corporation	1,940,265
27,000	Walmart, Inc.	3,008,070
		4,948,335
	RETAIL - DISCRETIONARY - 2.2%
4,000	Home Depot, Inc. (The)	1,376,400

	SEMICONDUCTORS - 16.2%
10,000	Broadcom, Inc.	3,461,000
22,500	NVIDIA Corporation	4,196,250
8,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,431,120
		10,088,370
	SOFTWARE - 3.9%
5,000	Microsoft Corporation	2,418,100

	SPECIALTY FINANCE - 4.2%
7,000	American Express Company	2,589,650

	TECHNOLOGY HARDWARE - 5.2%
12,000	Apple, Inc.	3,262,320

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3%
9,000	Union Pacific Corporation	$ 2,081,880

	TRANSPORTATION EQUIPMENT - 2.9%
3,500	Cummins, Inc.	1,786,575

	TOTAL COMMON STOCKS (Cost $35,569,016)	61,493,102

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
800,164	First American Treasury Obligations Fund, Class X, 3.68% (Cost $800,164)(b)	800,164

	TOTAL INVESTMENTS - 100.0% (Cost $36,369,180)	$ 62,293,266
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(6,358)
	NET ASSETS - 100.0%	$ 62,286,908

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Amount represents less than 0.05%.